Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended
	May 28, 2026	Jul. 01, 2020	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Potomac Defensive Bull Fund | Institutional Class Shares
Account Value [Line Items]
Accumulated Value		$ 10,000				$ 14,904	$ 13,059	$ 18,376	$ 20,168	$ 22,734	$ 31,236
Potomac Defensive Bull Fund | Class R Shares
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,200
Potomac Managed Volatility Fund | Institutional Class Shares
Account Value [Line Items]
Accumulated Value		10,000				10,539	9,786	10,486	10,822	11,195	11,851
Potomac Managed Volatility Fund | Class R Shares
Account Value [Line Items]
Accumulated Value	10,000			10,020
Potomac Tactical Opportunities Fund | Institutional Class Shares
Account Value [Line Items]
Accumulated Value		10,000				12,481	9,611	12,159	12,324	12,429	15,679
Potomac Tactical Opportunities Fund | Class R Shares
Account Value [Line Items]
Accumulated Value	10,000			10,310
Potomac Tactical Rotation Fund | Institutional Class Shares
Account Value [Line Items]
Accumulated Value		10,000				12,785	11,922	12,909	13,441	14,106	16,999
Potomac Tactical Rotation Fund | Class R Shares
Account Value [Line Items]
Accumulated Value	10,000			10,240
Potomac Defensive Bull Fund | Institutional Class Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value		10,000				14,009	12,522	14,975	18,652	21,481	26,276
Potomac Defensive Bull Fund | Class R Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000			9,927
Potomac Managed Volatility Fund | Institutional Class Shares | Bloomberg Global-Aggregate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global-Aggregate Total Return Index
Accumulated Value		10,000				10,261	8,696	8,581	8,661	9,432	9,491
Potomac Managed Volatility Fund | Class R Shares | Bloomberg Global-Aggregate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global-Aggregate Total Return Index
Accumulated Value	10,000			9,955
Potomac Tactical Opportunities Fund | Institutional Class Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value		10,000				14,009	12,522	14,975	18,652	21,481	26,276
Potomac Tactical Opportunities Fund | Class R Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000			9,927
Potomac Tactical Rotation Fund | Institutional Class Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
Accumulated Value		10,000				14,009	12,522	14,975	18,652	21,481	26,276
Potomac Tactical Rotation Fund | Class R Shares | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	10,000			9,927
Potomac Defensive Bull Fund | Institutional Class Shares | S&P Target Risk Aggressive Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Target Risk Aggressive Index
Accumulated Value		10,000				13,090	11,301	12,799	14,776	16,878	20,272
Potomac Defensive Bull Fund | Class R Shares | S&P Target Risk Aggressive Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Aggressive Index
Accumulated Value	10,000			9,980
Potomac Managed Volatility Fund | Institutional Class Shares | S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Target Risk Conservative Index
Accumulated Value		10,000				11,153	9,855	10,341	11,163	12,224	13,442
Potomac Managed Volatility Fund | Class R Shares | S&P Target Risk Conservative Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Conservative Index
Accumulated Value	10,000			10,013
Potomac Tactical Opportunities Fund | Institutional Class Shares | S&P Target Risk Balanced Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Target Risk Balanced Index
Accumulated Value		10,000				12,297	10,719	11,775	13,239	14,875	17,263
Potomac Tactical Opportunities Fund | Class R Shares | S&P Target Risk Balanced Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Balanced Index
Accumulated Value	10,000			9,993
Potomac Tactical Rotation Fund | Institutional Class Shares | S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Target Risk Moderate Index
Accumulated Value		$ 10,000				$ 11,528	$ 10,142	$ 10,805	$ 11,826	$ 13,063	$ 14,629
Potomac Tactical Rotation Fund | Class R Shares | S&P Target Risk Moderate Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Target Risk Moderate Index
Accumulated Value	$ 10,000			$ 10,006